Consolidated Statements Of Total Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Earnings/(Loss) [Member]	Retained Earnings [Member]	Total Shareholders' Equity [Member]	Noncontrolling Interests [Member]	Total
Beginning Balance at Dec. 31, 2008	$ 414	$ 78,545	$ (101,672)	$ 1,044,417	$ 1,021,704	$ 45,556	$ 1,067,260
Beginning Balance, Shares at Dec. 31, 2008	41,462,000
Consolidated net earnings				85,459	85,459	2,705	88,164
Adjustment for funded status of pension and postretirement benefit plans, net of tax			23,409		23,409	(2)	23,407
Foreign currency translation loss			2,673		2,673		2,673
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax			506		506		506
Consolidated comprehensive earnings					112,047	2,703	114,750
Dividends declared				(71,178)	(71,178)		(71,178)
Issuances of common stock	38	293,404			293,442		293,442
Issuances of common stock, shares	3,778,000
Issuances of common stock for stock award plans	1	(3,727)			(3,726)		(3,726)
Issuances of common stock for stock award plans, shares	159,000
Stock-based compensation expense		20,552			20,552		20,552
Distributions to owners of noncontrolling interests						(2,562)	(2,562)
Purchase of remaining interest in existing subsidiaries		(7,601)			(7,601)	(4,526)	(12,127)
Ending Balance at Dec. 31, 2009	453	381,173	(75,084)	1,058,698	1,365,240	41,171	1,406,411
Ending Balance, Shares at Dec. 31, 2009	45,399,000
Consolidated net earnings				97,012	97,012	1,652	98,664
Adjustment for funded status of pension and postretirement benefit plans, net of tax			19,969		19,969	(4)	19,965
Foreign currency translation loss			912		912		912
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax			543		543		543
Consolidated comprehensive earnings					118,436	1,648	120,084
Dividends declared				(73,550)	(73,550)		(73,550)
Issuances of common stock for stock award plans	2	637			639		639
Issuances of common stock for stock award plans, shares	180,000
Stock-based compensation expense		14,675			14,675		14,675
Ending Balance at Dec. 31, 2010	455	396,485	(53,660)	1,082,160	1,425,440	42,819	1,468,259
Ending Balance, Shares at Dec. 31, 2010	45,579,000						45,579,000
Consolidated net earnings				82,379	82,379	1,194	83,573
Adjustment for funded status of pension and postretirement benefit plans, net of tax			(29,959)		(29,959)	(31)	(29,990)
Foreign currency translation loss			(853)		(853)		(853)
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax			582		582		582
Consolidated comprehensive earnings					52,149	1,163	53,312
Dividends declared				(73,648)	(73,648)		(73,648)
Issuances of common stock for stock award plans	1	(2,406)			(2,405)		(2,405)
Issuances of common stock for stock award plans, shares	147,000
Stock-based compensation expense		11,522			11,522		11,522
Distributions to owners of noncontrolling interests						(1,000)	(1,000)
Purchase of remaining interest in existing subsidiaries		(3,737)			(3,737)	(3,439)	(7,176)
Ending Balance at Dec. 31, 2011	$ 456	$ 401,864	$ (83,890)	$ 1,090,891	$ 1,409,321	$ 39,543	$ 1,448,864
Ending Balance, Shares at Dec. 31, 2011	45,726,000						45,726,000